UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2009
                                                   ----------------------
Check here if Amendment [X];                       Amendment Number:   2
                                                                      ---
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ecofin Limited
           ---------------------------------
Address:   15 Buckingham Street
           ---------------------------------
           London WC2N 6DU, United Kingdom
           ---------------------------------
Form 13F File Number:     028-
                          ------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ---------------------------
Title:     Chairman
           ---------------------------
Phone:     +44 (0)20 7451 2941
           ---------------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom    January 26, 2010
          ---------------     ----------------------    ----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:       0
                                         -----------
Form 13F Information Table Entry Total:  34
                                         -----------
Form 13F Information Table Value Total:  $467,577
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
---------         ---------------------------

                          Title Of                   Value    Shares /   Sh /  Put/  Investment   Other
Security                    Class         CUSIP    (x$1,000)   Prn Amt   Prn   Call  Discretion  Managers      Voting Authority
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -------------------------
                                                                                                              Sole      Shared  None
                                                                                                           -----------  ------  ----
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
ALLEGHENY ENERGY INC    COM             017361106    19,721     743,644  SH          Sole                      743,644
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
AMERICAN ELECTRIC
POWER                   COM              25537101    27,447     885,688  SH          Sole                      885,688
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
CALPINE CORP (UN*)      COM NEW         131347304     8,931     775,301  SH          Sole                      775,301
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
CHENIERE ENERGY INC     COM             16411R208     4,296   1,466,286  SH          Sole                    1,466,286
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
CMS ENERGY CORP         COM             125896100    25,664   1,915,260  SH          Sole                    1,915,260
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
COVANTA HOLDING
CORP                    COM             22282E102     6,988     411,066  SH          Sole                      411,066
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
DPL INC                 COM             233293109     8,716     333,952  SH          Sole                      333,952
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
EL PASO CORP            COM             28336L109    20,289   1,966,005  SH          Sole                    1,966,005
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
ENTERGY CORP            COM             29364G103    22,628     283,348  SH          Sole                      283,348
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
EXELON CORP             COM             30161N101     4,696      94,632  SH          Sole                       94,632
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
FPL 8.375% CV PREF
(UN*)                   CONVPRF         302571609    20,000     400,000  SH          Sole                      400,000
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
ITC HOLDINGS CORP       COM             465685105    69,922   1,538,436  SH          Sole                    1,538,436
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
NORTHEAST UTILITIES     COM             664397106     7,255     305,594  SH          Sole                      305,594
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
NRG ENERGY INC          COM NEW         629377508    15,345     544,348  SH          Sole                      544,348
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
NV ENERGY INC           COM             67073Y106    12,054   1,040,041  SH          Sole                    1,040,041
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
P G AND E CORP          COM             69331C108    16,579     409,449  SH          Sole                      409,449
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PENN VIRGINIA GP
HOLDINGS LP (UN*)       COM UNIT R LIM  70788P105     5,850     455,924  SH          Sole                      455,924
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PEPCO HOLDINGS INC      COM             713291102    13,961     938,220  SH          Sole                      938,220
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PINNACLE WEST CAPITAL   COM             723484101    11,107     338,432  SH          Sole                      338,432
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PORTLAND GENERAL
ELECTRIC CO             COM NEW         736508847    10,097     512,030  SH          Sole                      512,030
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PPL CORPORATION         COM             69351T106    29,885     985,018  SH          Sole                      985,018
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PROGRESS ENERGY INC     COM             743263105     3,484      89,204  SH          Sole                       89,204
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
PUBLIC SERVICE
ENTERPRISE GP           COM             744573106    27,978     889,870  SH          Sole                      889,870
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
QUESTAR CORP            COM             748356102     4,309     114,730  SH          Sole                      114,730
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
SEMPRA ENERGY           COM             816851109    22,905     459,847  SH          Sole                      459,847
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
SHORT SANDP500
PROSHARES US            COM             74347R503     3,964      70,440  SH          Sole                       70,440
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
SPDR TR                 UNIT SER 1      78462F103       252       3,600  SH          Sole                        3,600
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
SOUTH JERSEY
INDUSTRIES              COM             838518108     3,627     102,754  SH          Sole                      102,754
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
TECO ENERGY INC         COM             872375100    15,523   1,102,500  SH          Sole                    1,102,500
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
UTILITIES SELECT
SECTOR SPDR             SBI MATERIALS   81369Y886        31       1,040  SH          Sole                        1,040
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
VECTREN CORPORATION     COM             92240G101     2,573     111,661  SH          Sole                      111,661
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
WGL HOLDINGS            COM             92924F106     1,932      58,292  SH          Sole                       58,292
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
WILLIAMS COS INC        COM             969457100    26,659   1,491,853  SH          Sole                    1,491,853
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----
YINGLI GREEN ENERGY
HOLD-ADR (US*)          ADR             98584B103     1,909     153,220  SH          Sole                      153,220
----------------------  --------------  ---------  ---------  ---------  ----  ----  ----------  --------  -----------  ------  ----